Income Taxes Valuation Allowance, Additional Details (Details) - USD ($) $ in Millions	3 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Valuation Allowance, Deferred Tax Asset, Increase, Amount	$ 34	$ 21	$ 145	$ 94